Offerings - Offering: 1	Dec. 31, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Amount Registered | shares	14,078,938
Proposed Maximum Offering Price per Unit | $ / shares	1.27
Maximum Aggregate Offering Price	$ 17,880,251
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,469.26
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), by averaging the high and low sales prices of Celularity Inc.’s (the “Registrant’s”) Class A common stock, par value $0.0001 par value per share (“Common Stock”), as reported on The Nasdaq Capital Market on December 29, 2025, which date is within five business days prior to the filing of this Registration Statement.Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Common Stock of the Registrant as may from time to time become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock.Represents the resale of (i) 2,531 shares of Common Stock, (i) 11,732,657 shares of Common Stock issuable upon exercise of 11,732,657 warrants and (ii) 2,343,750 shares of Common Stock issuable upon conversion of a senior secured convertible promissory note.